Trade Accounts Receivables and Other Current Assets - Schedule of Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Insurance claims for recoveries	$ 1,750
Refund of value added tax	865	$ 653
Prepaid expenses	1,997	1,109
Other receivables	998	327
Total other current assets	$ 5,610	$ 2,089